ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES
ACCRUED EXPENSES

NOTE 6:                                             ACCRUED EXPENSES

Accrued expenses consisted of the following:

	December 31, 2011	January 1, 2011
In thousands
Streamlining initiatives	$43,087	$30,838
Lease obligations	35,065	43,510
Payroll, bonuses and other employment related obligations	28,221	30,370
Taxes, other than taxes on income	19,753	21,692
Employee benefits	11,314	25,243
Deferred income(a)	10,949	14,280
Insurance related	10,011	9,290
Interest	9,238	12,881
Advertising	7,731	12,605
Fair value of derivatives	—	3,463
Acquisition related obligations	—	1,408
Other	41,977	63,025
Total(b)	$217,346	$268,605

(a)	The long-term portion of deferred income of $74.5 million on December 31, 2011 is included within Other non-current liabilities on the accompanying Consolidated Balance Sheet.

(b)                                     The decrease in the balance compared to January 1, 2011 primarily reflected the sale of an 81.25% interest in the global MEXX business (see Note 1 — Basis of Presentation and Significant Accounting Policies).